Note 12 - Income Taxes (Details) - Deferred Tax Assets and Liabilities - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets (liabilities):
Deferred compensation plans	$ 92	$ 102
Allowance for loan losses	1,679	1,661
Accrued early retirement	18	32
Other	157	157
Unrealized loss on securities available for sale	0	443
Deferred tax assets	1,946	2,395
Depreciation	(647)	(664)
Deferred loan fees and costs	(171)	(86)
FHLB stock dividends	(98)	(99)
Prepaid expenses	(231)	0
Unrealized gain on securities available for sale	(434)	0
Deferred tax liabilities	(1,581)	(849)
Net deferred tax asset	$ 365	$ 1,546